INTANGIBLE ASSETS - Changes in Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in intangible assets
Balance at beginning of year	$ 5,285
Balance at end of year	5,320	$ 5,285
Cost
Reconciliation of changes in intangible assets
Balance at beginning of year	5,285	6,195
Additions during the year	35	35
Deductions during the year		(945)
Balance at end of year	$ 5,320	$ 5,285